Income Tax (Details Narrative) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Income Tax Benefit Recorded By The Company	$ 0.0	$ 0.8
The Companys Income Tax Receivable	$ 8.7